Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	NISUN INTERNATIONAL ENTERPRISE DEVELOPMENT GROUP CO., LTD
Trading Symbol	NISN
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001603993
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37829
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Floor 20-21, No. 55 Loushanguan Road
Entity Address, Address Line Two	Changning District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Title of 12(b) Security	Class A common shares, par value $0.01 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Enrome LLP
Auditor Location	Singapore
Auditor Firm ID	6907
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Floor 20-21, No. 55 Loushanguan Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Contact Personnel Name	Changjuan Liang
City Area Code	+86-577
Local Phone Number	8689-5678
Contact Personnel Email Address	liangchangjuan@cnisun.com
Entity Address, Postal Zip Code	00000
Auditor 2022
Document Information Line Items
Auditor Name	Wei, Wei & Co., LLP
Auditor Location	New York
Auditor Firm ID	2388
Class A Common Stock
Document Information Line Items
Entity Common Stock, Shares Outstanding	4,017,596
Class B Common Stock
Document Information Line Items
Entity Common Stock, Shares Outstanding	0